Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net earned premium	$ 13,229.7	$ 12,066.0
Interest and dividends	880.2	783.5
Share of profit (loss) of associates	169.6	221.1
Net gains (losses) on investments	1,716.2	252.9
Other revenue	5,537.1	4,434.2
Income	21,532.8	17,757.7
Canada
Disclosure of geographical areas [line items]
Net earned premium	1,452.1	1,306.9
United States
Disclosure of geographical areas [line items]
Net earned premium	7,960.3	7,466.8
Asia
Disclosure of geographical areas [line items]
Net earned premium	992.5	917.0
International
Disclosure of geographical areas [line items]
Net earned premium	2,824.8	2,375.3
Operating companies
Disclosure of geographical areas [line items]
Net earned premium	12,587.6	11,661.4
Interest and dividends	657.0	544.1
Share of profit (loss) of associates	56.0	93.7
Net gains (losses) on investments	1,258.5	(524.7)
Other revenue	0.0	0.0
Operating companies | Canada
Disclosure of geographical areas [line items]
Net earned premium	1,446.3	1,306.9
Operating companies | United States
Disclosure of geographical areas [line items]
Net earned premium	7,930.5	7,460.5
Operating companies | Asia
Disclosure of geographical areas [line items]
Net earned premium	992.0	917.0
Operating companies | International
Disclosure of geographical areas [line items]
Net earned premium	2,218.8	1,977.0
Insurance and Reinsurance | Operating companies | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,240.3	1,119.2
Interest and dividends	65.0	67.0
Share of profit (loss) of associates	1.1	6.3
Net gains (losses) on investments	0.5	(55.6)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	3,179.2	2,755.4
Interest and dividends	175.9	139.9
Share of profit (loss) of associates	55.1	65.8
Net gains (losses) on investments	149.5	(111.4)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	2,193.8	1,960.9
Interest and dividends	85.9	64.6
Share of profit (loss) of associates	19.1	4.1
Net gains (losses) on investments	75.2	(144.2)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	735.0	804.3
Interest and dividends	33.1	32.3
Share of profit (loss) of associates	(16.4)	4.4
Net gains (losses) on investments	22.5	(57.6)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,641.9	1,479.7
Interest and dividends	73.5	55.3
Share of profit (loss) of associates	(2.4)	5.3
Net gains (losses) on investments	62.1	(63.1)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Allied World
Disclosure of geographical areas [line items]
Net earned premium	2,335.4	2,286.8
Interest and dividends	148.9	117.2
Share of profit (loss) of associates	13.3	(3.8)
Net gains (losses) on investments	210.2	(66.9)
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	215.2	189.5
Insurance and Reinsurance | Operating companies | Other
Disclosure of geographical areas [line items]
Net earned premium	1,046.8	1,065.6
Insurance and Reinsurance | Operating companies | Canada | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,223.8	1,108.2
Insurance and Reinsurance | Operating companies | Canada | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	80.8	70.2
Insurance and Reinsurance | Operating companies | Canada | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Brit
Disclosure of geographical areas [line items]
Net earned premium	107.0	95.3
Insurance and Reinsurance | Operating companies | Canada | Allied World
Disclosure of geographical areas [line items]
Net earned premium	34.7	28.2
Insurance and Reinsurance | Operating companies | Canada | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Other
Disclosure of geographical areas [line items]
Net earned premium	0.0	5.0
Insurance and Reinsurance | Operating companies | United States | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	16.5	11.0
Insurance and Reinsurance | Operating companies | United States | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	2,126.5	1,858.0
Insurance and Reinsurance | Operating companies | United States | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	2,191.7	1,958.0
Insurance and Reinsurance | Operating companies | United States | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	735.0	804.3
Insurance and Reinsurance | Operating companies | United States | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,119.5	1,073.7
Insurance and Reinsurance | Operating companies | United States | Allied World
Disclosure of geographical areas [line items]
Net earned premium	1,710.2	1,671.9
Insurance and Reinsurance | Operating companies | United States | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | United States | Other
Disclosure of geographical areas [line items]
Net earned premium	31.1	83.6
Insurance and Reinsurance | Operating companies | Asia | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	377.1	319.8
Insurance and Reinsurance | Operating companies | Asia | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Brit
Disclosure of geographical areas [line items]
Net earned premium	48.9	57.9
Insurance and Reinsurance | Operating companies | Asia | Allied World
Disclosure of geographical areas [line items]
Net earned premium	239.7	254.9
Insurance and Reinsurance | Operating companies | Asia | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	215.2	189.5
Insurance and Reinsurance | Operating companies | Asia | Other
Disclosure of geographical areas [line items]
Net earned premium	111.1	94.9
Insurance and Reinsurance | Operating companies | International | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	594.8	507.4
Insurance and Reinsurance | Operating companies | International | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	2.1	2.9
Insurance and Reinsurance | Operating companies | International | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Brit
Disclosure of geographical areas [line items]
Net earned premium	366.5	252.8
Insurance and Reinsurance | Operating companies | International | Allied World
Disclosure of geographical areas [line items]
Net earned premium	350.8	331.8
Insurance and Reinsurance | Operating companies | International | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Other
Disclosure of geographical areas [line items]
Net earned premium	904.6	882.1
Runoff | Reportable segments
Disclosure of geographical areas [line items]
Net earned premium	642.1	404.6
Interest and dividends	55.8	43.7
Share of profit (loss) of associates	(6.3)	0.8
Net gains (losses) on investments	168.2	(107.6)
Other revenue	0.0	0.0
Runoff | Reportable segments | Canada
Disclosure of geographical areas [line items]
Net earned premium	5.8	0.0
Runoff | Reportable segments | United States
Disclosure of geographical areas [line items]
Net earned premium	29.8	6.3
Runoff | Reportable segments | Asia
Disclosure of geographical areas [line items]
Net earned premium	0.5	0.0
Runoff | Reportable segments | International
Disclosure of geographical areas [line items]
Net earned premium	$ 606.0	$ 398.3
Geographic | Net Premiums Earned
Disclosure of geographical areas [line items]
Allocation of net premiums earned	100.00%	100.00%
Geographic | Net Premiums Earned | Canada
Disclosure of geographical areas [line items]
Allocation of net premiums earned	11.00%	10.80%
Geographic | Net Premiums Earned | United States
Disclosure of geographical areas [line items]
Allocation of net premiums earned	60.10%	61.90%
Geographic | Net Premiums Earned | Asia
Disclosure of geographical areas [line items]
Allocation of net premiums earned	7.50%	7.60%
Geographic | Net Premiums Earned | International
Disclosure of geographical areas [line items]
Allocation of net premiums earned	21.40%	19.70%